FINANCIAL ASSETS AND LIABILITIES Narrative (Details)			6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) vessel $ / d	Dec. 31, 2018 USD ($) vessel $ / d	Jun. 30, 2019 USD ($) vessel t $ / d	Dec. 31, 2018 USD ($) vessel t $ / d
Interest Rate Swap
Derivative [Line Items]
Derivative, notional amount	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000
Capesize, Forward Freight Agreements, Maturing in 2019
Derivative [Line Items]
Derivative, equivalent of vessels | vessel	4	4	4	4
Derivative, average ceiling price (USD per day) | $ / d	29,250	29,250	29,250	29,250
Derivative, average floor price (USD per day) | $ / d	14,125	14,125	14,125	14,125
Capesize, Forward Freight Agreements, Maturing in 2020
Derivative [Line Items]
Derivative, equivalent of vessels | vessel	2	2	2	2
Derivative, average ceiling price (USD per day) | $ / d	30,500	30,500	30,500	30,500
Derivative, average floor price (USD per day) | $ / d	15,250	15,250	15,250	15,250
Bunker derivatives
Derivative [Line Items]
Derivative, nonmonetary notional amount, mass | t			22,500	14,000.0
Norway, Krone | Currency Swap
Derivative [Line Items]
Derivative, notional amount	$ 2,400,000	$ 5,100,000	$ 2,400,000	$ 5,100,000
Euro Member Countries, Euro | Currency Swap
Derivative [Line Items]
Derivative, notional amount	$ 23,900,000	$ 23,900,000	$ 23,900,000	23,900,000
Short | Capesize, Forward Freight Agreements
Derivative [Line Items]
Remaining maturities	405 days	720 days
Derivative, mark to market value		$ 20,098		20,098
Long | Panamax, Forward Freight Agreements
Derivative [Line Items]
Remaining maturities	1810 days	220 days
Derivative, mark to market value		$ 11,899		$ 11,899